Equity-accounted investee (Reconciliation of carrying amount) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant investments in associates [Line Items]
Total comprehensive income	$ 70,365	$ (107,082)
Carrying amount in the statement of financial position	210,972	233,240
JV Inkai Associate [Member]
Disclosure of significant investments in associates [Line Items]
Opening net assets	571,542	440,565
Total comprehensive income	278,659	229,182
Dividends declared	(195,865)	(85,198)
Impact of foreign exchange	(2,814)	(13,007)
Closing net assets	651,522	571,542
Cameco's share of net assets	260,609	228,617
Consolidating adjustments	(82,275)	(60,348)
Fair value increment	83,675	85,976
Dividends in excess of ownership percentage	(48,641)	(22,085)
Impact of foreign exchange	(2,396)	1,080
Carrying amount in the statement of financial position	$ 210,972	$ 233,240